SELECTED CONSOLIDATED STATEMENTS OF INCOME (LOSS) DATA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial income, net:
Interest on bank deposits and other	$ 13,122	$ 11,377	$ 5,137
Amortization of premiums, accretion of discounts and interest on debt marketable securities, net	4,903	2,787	1,754
Gain (loss) on sale of marketable securities	0	(243)	68
Bank charges	(236)	(197)	(207)
Foreign currency differences, net	(1,237)	203	1,300
Financial income, net	$ 16,552	$ 13,927	$ 8,052